Total recoverable amount and total carrying value of CGUs to which goodwill has been allocated, are as follows (Details) ₩ in Millions	Dec. 31, 2019 KRW (₩)
Total Recoverable Amount And Total Carrying Value Of CGUs To Which Goodwill Has Been Allocated, Are As Follows [Abstract]
Total recoverable amount	₩ 46,896,966
Total carrying value	41,902,106
Difference	₩ 4,994,860